Vanguard® FTSE Social Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.5%)
	Linde plc	249,750	108,771
	Air Products and Chemicals Inc.	114,263	30,474
	Newmont Corp. (XNYS)	594,223	24,922
	Nucor Corp.	126,516	21,362
	Fastenal Co.	294,057	19,402
	LyondellBasell Industries NV Class A	133,234	13,246
	International Flavors & Fragrances Inc.	131,481	12,646
	Steel Dynamics Inc.	78,460	10,503
	Avery Dennison Corp.	41,571	9,461
	International Paper Co.	178,297	8,039
	CF Industries Holdings Inc.	99,107	7,902
	Albemarle Corp.	60,288	7,391
	Mosaic Co.	167,685	5,187
	FMC Corp.	64,251	3,916
	Westlake Corp.	16,632	2,670
			285,892
Consumer Discretionary (15.0%)
*	Amazon.com Inc.	4,642,434	819,111
*	Tesla Inc.	1,421,730	253,182
	Costco Wholesale Corp.	228,289	184,889
	Home Depot Inc.	515,353	172,576
*	Netflix Inc.	219,963	141,133
	Walt Disney Co.	942,276	97,912
	McDonald's Corp.	375,791	97,289
	Booking Holdings Inc.	17,973	67,872
	Lowe's Cos. Inc.	297,575	65,850
*	Uber Technologies Inc.	1,014,004	65,464
	TJX Cos. Inc.	587,348	60,556
	NIKE Inc. Class B	605,335	57,537
	Starbucks Corp.	572,681	45,941
*	Chipotle Mexican Grill Inc.	14,151	44,286
*	MercadoLibre Inc.	23,805	41,077
	Target Corp.	236,981	37,007
*	Airbnb Inc. Class A	213,326	30,917
*	O'Reilly Automotive Inc.	30,451	29,332
	Marriott International Inc. Class A	123,592	28,571
	Hilton Worldwide Holdings Inc.	128,307	25,738
*	AutoZone Inc.	8,890	24,625
	Ford Motor Co.	2,021,322	24,519
	Ross Stores Inc.	170,238	23,792
*	Copart Inc.	441,879	23,446
*	Spotify Technology SA	72,191	21,425
*	Trade Desk Inc. Class A	226,946	21,056
	Lennar Corp. Class A	124,716	19,998
	Yum! Brands Inc.	144,399	19,845
	Electronic Arts Inc.	139,385	18,522
*	Lululemon Athletica Inc.	57,309	17,880
*	Royal Caribbean Cruises Ltd.	120,515	17,798
	Tractor Supply Co.	55,646	15,875
	Dollar General Corp.	112,832	15,448
	Estee Lauder Cos. Inc. Class A	118,427	14,609
	eBay Inc.	267,242	14,490
*	Take-Two Interactive Software Inc.	84,916	13,617
	Garmin Ltd.	79,113	12,963
	PulteGroup Inc.	110,306	12,941
*	Coupang Inc.	564,171	12,829
*	Dollar Tree Inc.	105,770	12,476
*	Aptiv plc	139,388	11,605
*	NVR Inc.	1,499	11,513

Vanguard® FTSE Social Index Fund
		Shares	Market Value ($000)
	Genuine Parts Co.	72,224	10,410
*	Ulta Beauty Inc.	24,972	9,866
	Omnicom Group Inc.	101,592	9,444
*	Warner Bros Discovery Inc.	1,134,684	9,350
	Domino's Pizza Inc.	17,983	9,146
	Best Buy Co. Inc.	99,095	8,405
*	Roblox Corp. Class A	241,998	8,136
*	Burlington Stores Inc.	33,262	7,985
*	Expedia Group Inc.	68,472	7,728
*	Carnival Corp.	511,744	7,717
*	Live Nation Entertainment Inc.	80,565	7,552
*	Liberty Media Corp.-Liberty Formula One Class C	98,919	7,334
	Pool Corp.	19,560	7,111
	Interpublic Group of Cos. Inc.	198,482	6,226
	Bath & Body Works Inc.	116,388	6,045
	Rollins Inc.	131,411	6,004
	LKQ Corp.	137,153	5,902
*	CarMax Inc.	81,318	5,713
	News Corp. Class A	195,323	5,311
	Autoliv Inc.	37,914	4,837
	Fox Corp. Class A	126,523	4,356
	BorgWarner Inc. (XNYS)	120,082	4,282
	Delta Air Lines Inc.	82,873	4,228
*	Etsy Inc.	61,295	3,890
*	Rivian Automotive Inc. Class A	348,044	3,801
	Lear Corp.	29,815	3,737
	Vail Resorts Inc.	19,445	3,670
	Paramount Global Class B	296,876	3,536
*	United Airlines Holdings Inc.	42,223	2,237
	Fox Corp. Class B	67,940	2,170
	Southwest Airlines Co.	76,898	2,064
*	Liberty Media Corp.-Liberty SiriusXM Class C	86,084	1,951
	News Corp. Class B	60,582	1,689
*	Liberty Media Corp.-Liberty SiriusXM Class A	54,142	1,231
*,1	Lucid Group Inc.	385,978	1,096
	Lennar Corp. Class B	6,718	983
*	American Airlines Group Inc.	84,400	971
*	Liberty Media Corp. -Liberty Formula One Class A	13,264	907
[1]	Sirius XM Holdings Inc.	138,757	391
			2,944,924
Consumer Staples (4.7%)
	Procter & Gamble Co.	1,213,093	199,602
	Coca-Cola Co.	2,006,852	126,291
	PepsiCo Inc.	709,864	122,736
	Mondelez International Inc. Class A	700,684	48,018
	CVS Health Corp.	659,788	39,323
	Colgate-Palmolive Co.	422,828	39,306
	McKesson Corp.	68,584	39,065
	Kimberly-Clark Corp.	173,540	23,133
	Corteva Inc.	363,351	20,326
	General Mills Inc.	292,558	20,113
*	Monster Beverage Corp.	383,237	19,898
	Cencora Inc.	86,588	19,618
	Sysco Corp.	256,491	18,678
	Kroger Co.	336,052	17,599
	Archer-Daniels-Midland Co.	274,999	17,171
	Keurig Dr Pepper Inc.	490,925	16,814
	Hershey Co.	77,207	15,274
	Kraft Heinz Co.	413,741	14,634
	Church & Dwight Co. Inc.	125,787	13,460
	McCormick & Co. Inc.	129,395	9,345
	Clorox Co.	63,680	8,378
	Tyson Foods Inc. Class A	143,058	8,190
	Kellanova	133,781	8,072
	Bunge Global SA	74,496	8,015
	Coca-Cola Europacific Partners plc	103,980	7,664
	Conagra Brands Inc.	244,930	7,319
	Lamb Weston Holdings Inc.	74,832	6,607
	Walgreens Boots Alliance Inc.	368,890	5,983

Vanguard® FTSE Social Index Fund
		Shares	Market Value ($000)
	J M Smucker Co.	52,865	5,902
	Hormel Foods Corp.	149,018	4,617
	Campbell Soup Co.	98,462	4,370
			915,521
Energy (0.1%)
*	First Solar Inc.	54,795	14,891
*	Enphase Energy Inc.	68,522	8,764
			23,655
Financials (9.9%)
	JPMorgan Chase & Co.	1,487,416	301,395
	Bank of America Corp.	3,550,761	141,995
	Goldman Sachs Group Inc.	162,531	74,199
	S&P Global Inc.	163,236	69,785
	Progressive Corp.	301,124	63,591
	Citigroup Inc.	985,382	61,399
	BlackRock Inc.	76,592	59,131
	Morgan Stanley	602,685	58,967
	Chubb Ltd.	209,211	56,659
	Charles Schwab Corp.	763,668	55,962
	Marsh & McLennan Cos. Inc.	255,028	52,939
	Blackstone Inc.	367,152	44,242
	Intercontinental Exchange Inc.	291,643	39,051
	CME Group Inc.	184,986	37,548
	US Bancorp	802,478	32,540
	Moody's Corp.	81,751	32,454
	PNC Financial Services Group Inc.	205,167	32,291
	Apollo Global Management Inc.	268,687	31,211
	Aon plc Class A (XNYS)	102,107	28,757
	American International Group Inc.	361,599	28,501
	Arthur J Gallagher & Co.	110,384	27,964
	Aflac Inc.	298,957	26,867
	Truist Financial Corp.	683,236	25,792
	Travelers Cos. Inc.	117,419	25,327
	Bank of New York Mellon Corp.	391,612	23,344
	MetLife Inc.	321,133	23,240
	Allstate Corp.	135,080	22,629
	Ameriprise Financial Inc.	51,597	22,528
	Prudential Financial Inc.	186,995	22,505
*	Coinbase Global Inc. Class A	88,199	19,926
	MSCI Inc.	39,548	19,583
*	Arch Capital Group Ltd.	184,178	18,902
	Discover Financial Services	128,471	15,758
	Hartford Financial Services Group Inc.	152,038	15,728
*	NU Holdings Ltd. Class A	1,203,721	14,300
	Willis Towers Watson plc	53,254	13,595
	T Rowe Price Group Inc.	113,585	13,384
	Fifth Third Bancorp	349,520	13,079
	M&T Bank Corp.	85,172	12,912
	Broadridge Financial Solutions Inc.	60,348	12,116
	Ares Management Corp. Class A	86,043	12,061
	Raymond James Financial Inc.	97,427	11,959
	State Street Corp.	155,256	11,736
	Nasdaq Inc.	189,776	11,202
	LPL Financial Holdings Inc.	38,800	11,105
*	Markel Group Inc.	6,765	11,105
	Brown & Brown Inc.	122,073	10,927
	Huntington Bancshares Inc.	740,596	10,309
	Principal Financial Group Inc.	122,145	10,021
	First Citizens BancShares Inc. Class A	5,587	9,489
	Cboe Global Markets Inc.	54,150	9,367
	Cincinnati Financial Corp.	79,052	9,295
	Regions Financial Corp.	475,836	9,207
	Northern Trust Corp.	104,161	8,775
	Everest Group Ltd.	22,059	8,624
	Citizens Financial Group Inc.	239,501	8,452
	W R Berkley Corp.	102,928	8,340
	FactSet Research Systems Inc.	19,760	7,988
	Loews Corp.	94,252	7,239
	Equitable Holdings Inc.	173,475	7,197

Vanguard® FTSE Social Index Fund
		Shares	Market Value ($000)
	KeyCorp	479,650	6,893
	Fidelity National Financial Inc.	133,552	6,726
	RenaissanceRe Holdings Ltd.	26,614	6,064
	Credicorp Ltd.	35,063	5,797
	Ally Financial Inc.	139,279	5,428
	Annaly Capital Management Inc.	257,344	5,070
	MarketAxess Holdings Inc.	19,070	3,794
	Voya Financial Inc.	49,790	3,775
	Globe Life Inc.	44,518	3,684
	Franklin Resources Inc.	154,056	3,636
	SEI Investments Co.	51,673	3,499
	CNA Financial Corp.	13,294	611
			1,941,471
Health Care (12.8%)
	Eli Lilly & Co.	436,069	357,725
	UnitedHealth Group Inc.	478,973	237,269
	Merck & Co. Inc.	1,308,837	164,311
	AbbVie Inc.	909,291	146,614
	Thermo Fisher Scientific Inc.	198,787	112,907
	Abbott Laboratories	891,976	91,151
	Danaher Corp.	339,135	87,090
	Amgen Inc.	275,255	84,187
	Pfizer Inc.	2,911,494	83,443
*	Intuitive Surgical Inc.	179,956	72,364
	Elevance Health Inc.	122,148	65,774
	Stryker Corp.	183,037	62,432
*	Vertex Pharmaceuticals Inc.	132,739	60,441
*	Boston Scientific Corp.	753,616	56,951
	Medtronic plc	684,401	55,690
*	Regeneron Pharmaceuticals Inc.	52,813	51,765
	Cigna Group	148,197	51,072
	Bristol-Myers Squibb Co.	1,049,115	43,108
	Gilead Sciences Inc.	644,016	41,391
	Zoetis Inc.	238,485	40,438
	HCA Healthcare Inc.	102,460	34,811
	Becton Dickinson & Co.	149,210	34,612
*	Edwards Lifesciences Corp.	310,165	26,950
*	Moderna Inc.	171,213	24,406
*	DexCom Inc.	199,192	23,658
	Humana Inc.	62,959	22,547
*	IDEXX Laboratories Inc.	42,410	21,076
*	IQVIA Holdings Inc.	93,706	20,530
*	Centene Corp.	274,890	19,679
	Agilent Technologies Inc.	150,491	19,626
	GE Healthcare Inc.	214,752	16,751
*	Biogen Inc.	74,199	16,690
	ResMed Inc.	74,766	15,426
*	ICON plc	41,961	13,630
*	Veeva Systems Inc. Class A	74,579	12,995
	West Pharmaceutical Services Inc.	38,108	12,629
	Cardinal Health Inc.	127,018	12,609
	Zimmer Biomet Holdings Inc.	108,143	12,453
	STERIS plc	51,072	11,383
*	Align Technology Inc.	39,313	10,112
*	Alnylam Pharmaceuticals Inc.	64,548	9,581
	Cooper Cos. Inc.	100,065	9,437
*	Molina Healthcare Inc.	29,745	9,357
	Baxter International Inc.	260,319	8,874
*	Hologic Inc.	119,103	8,787
	Labcorp Holdings Inc.	43,654	8,509
*	Illumina Inc.	81,424	8,491
*	Avantor Inc.	347,379	8,365
	Quest Diagnostics Inc.	57,661	8,186
*	BioMarin Pharmaceutical Inc.	96,345	7,233
	Revvity Inc.	63,842	6,975
	Viatris Inc.	615,934	6,529
*	Insulet Corp.	35,684	6,323
	Bio-Techne Corp.	80,109	6,184
	Universal Health Services Inc. Class B	30,306	5,752

Vanguard® FTSE Social Index Fund
		Shares	Market Value ($000)
*	Incyte Corp.	94,900	5,484
*	Charles River Laboratories International Inc.	26,127	5,446
	Royalty Pharma plc Class A	191,178	5,240
	Teleflex Inc.	24,187	5,057
*	Catalent Inc.	92,578	4,980
*	Henry Schein Inc.	67,092	4,652
*	Exact Sciences Corp.	91,918	4,178
*	DaVita Inc.	27,796	4,089
*	Jazz Pharmaceuticals plc	31,407	3,306
*	Bio-Rad Laboratories Inc. Class A	10,580	3,035
			2,512,746
Industrials (9.1%)
	Visa Inc. Class A	821,945	223,947
	Mastercard Inc. Class A	427,829	191,270
	Accenture plc Class A	325,582	91,909
	Caterpillar Inc.	262,905	88,999
	Union Pacific Corp.	314,083	73,125
	American Express Co.	298,899	71,736
	Automatic Data Processing Inc.	213,099	52,192
	United Parcel Service Inc. Class B (XNYS)	373,141	51,840
	Deere & Co.	132,771	49,757
*	Fiserv Inc.	308,031	46,131
	Trane Technologies plc	117,276	38,403
	Illinois Tool Works Inc.	154,233	37,440
	Sherwin-Williams Co.	122,536	37,226
*	PayPal Holdings Inc.	555,482	34,990
	CSX Corp.	1,016,632	34,311
	FedEx Corp.	119,470	30,341
	Cintas Corp.	44,624	30,254
	PACCAR Inc.	264,063	28,387
	Carrier Global Corp.	429,091	27,114
	Capital One Financial Corp.	195,251	26,872
	Johnson Controls International plc	350,322	25,192
	Fidelity National Information Services Inc.	304,889	23,135
	Otis Worldwide Corp.	212,902	21,120
	Paychex Inc.	165,957	19,941
	Ingersoll Rand Inc. (XYNS)	208,420	19,394
	Verisk Analytics Inc.	73,485	18,576
	DuPont de Nemours Inc.	221,541	18,202
*	Block Inc. (XNYS)	284,037	18,201
	Martin Marietta Materials Inc.	31,789	18,186
	Old Dominion Freight Line Inc.	101,600	17,805
	Vulcan Materials Co.	68,220	17,449
*	Fair Isaac Corp.	12,478	16,096
	Westinghouse Air Brake Technologies Corp.	91,809	15,537
*	Mettler-Toledo International Inc.	11,020	15,473
	Rockwell Automation Inc.	59,176	15,240
	Equifax Inc.	62,750	14,520
	Global Payments Inc.	132,797	13,525
	Dover Corp.	71,827	13,203
*	Keysight Technologies Inc.	89,789	12,434
	Veralto Corp.	113,046	11,144
	Ball Corp.	158,629	11,014
*	Axon Enterprise Inc.	36,240	10,208
*	Builders FirstSource Inc.	62,457	10,042
*	Corpay Inc.	36,192	9,688
*	Waters Corp.	30,151	9,314
	Synchrony Financial	208,582	9,136
	Expeditors International of Washington Inc.	74,528	9,010
	Packaging Corp. of America	45,552	8,358
*	Zebra Technologies Corp. Class A	26,351	8,230
	IDEX Corp.	38,926	8,122
	Masco Corp.	115,764	8,094
	Snap-on Inc.	26,795	7,311
	TransUnion	99,424	7,151
*	Trimble Inc.	126,857	7,063
	Westrock Co.	130,769	7,014
	Pentair plc	84,460	6,873
	Stanley Black & Decker Inc.	78,825	6,871

Vanguard® FTSE Social Index Fund
		Shares	Market Value ($000)
	JB Hunt Transport Services Inc.	42,379	6,812
	Jack Henry & Associates Inc.	37,441	6,166
	Allegion plc	45,174	5,503
	CNH Industrial NV	501,084	5,291
	CH Robinson Worldwide Inc.	59,179	5,111
	Fortune Brands Innovations Inc.	65,073	4,559
*	Generac Holdings Inc.	30,817	4,537
	Robert Half Inc.	53,118	3,412
*	Bill Holdings Inc.	52,741	2,745
			1,798,252
Real Estate (2.5%)
	Prologis Inc.	475,356	52,522
	American Tower Corp.	239,870	46,952
	Equinix Inc.	48,094	36,695
	Welltower Inc.	285,412	29,589
	Simon Property Group Inc.	167,114	25,286
	Digital Realty Trust Inc.	160,957	23,393
	Crown Castle Inc.	222,865	22,844
	Realty Income Corp.	428,362	22,729
	Public Storage	80,702	22,099
*	CoStar Group Inc.	208,186	16,274
	Extra Space Storage Inc.	107,694	15,591
	AvalonBay Communities Inc.	72,981	14,062
*	CBRE Group Inc. Class A	156,431	13,777
	Equity Residential	192,076	12,491
	Iron Mountain Inc.	149,105	12,031
	Invitation Homes Inc.	314,707	10,949
	SBA Communications Corp.	55,299	10,876
	Alexandria Real Estate Equities Inc.	89,314	10,628
	Ventas Inc.	205,724	10,340
	Essex Property Trust Inc.	32,869	8,539
	Mid-America Apartment Communities Inc.	59,781	7,993
	Sun Communities Inc.	63,271	7,465
	Healthpeak Properties Inc.	363,599	7,236
	Kimco Realty Corp.	337,782	6,539
	UDR Inc.	168,920	6,524
	Host Hotels & Resorts Inc.	359,883	6,456
	WP Carey Inc.	111,582	6,293
	Equity LifeStyle Properties Inc.	91,457	5,741
	Regency Centers Corp.	93,013	5,711
	Boston Properties Inc.	80,743	4,899
	Federal Realty Investment Trust	41,613	4,201
*	Zillow Group Inc. Class C	79,615	3,260
*	Zillow Group Inc. Class A	27,621	1,109
	NET Lease Office Properties	7,519	178
			491,272
Technology (41.3%)
	Microsoft Corp.	3,834,897	1,591,981
	Apple Inc.	7,514,900	1,444,740
	NVIDIA Corp.	1,224,381	1,342,326
	Meta Platforms Inc. Class A	1,139,746	532,068
*	Alphabet Inc. Class A	3,062,064	528,206
*	Alphabet Inc. Class C	2,586,384	449,927
	Broadcom Inc.	222,148	295,135
*	Advanced Micro Devices Inc.	825,934	137,848
	QUALCOMM Inc.	574,851	117,298
	Salesforce Inc.	482,230	113,054
*	Adobe Inc.	232,651	103,474
	Oracle Corp.	794,966	93,162
	Applied Materials Inc.	430,537	92,600
	Texas Instruments Inc.	467,740	91,214
	Intuit Inc.	140,763	81,141
	Micron Technology Inc.	563,114	70,389
*	ServiceNow Inc.	104,907	68,917
	Intel Corp.	2,174,345	67,079
	Lam Research Corp.	67,810	63,229
	KLA Corp.	69,668	52,915
*	Palo Alto Networks Inc.	160,084	47,210
*	Synopsys Inc.	78,262	43,889

Vanguard® FTSE Social Index Fund
		Shares	Market Value ($000)
*	Cadence Design Systems Inc.	139,267	39,874
	NXP Semiconductors NV	133,414	36,302
*	Crowdstrike Holdings Inc. Class A	109,927	34,481
	Marvell Technology Inc.	440,157	30,287
	Microchip Technology Inc.	273,597	26,602
*	Autodesk Inc.	110,692	22,315
*	Snowflake Inc. Class A	161,938	22,053
*	Workday Inc. Class A	103,389	21,862
*	Palantir Technologies Inc. Class A	991,544	21,497
*	Fortinet Inc.	331,322	19,654
*	DoorDash Inc. Class A	159,660	17,580
	Monolithic Power Systems Inc.	23,663	17,407
	Cognizant Technology Solutions Corp. Class A	258,511	17,100
*	Gartner Inc.	38,919	16,333
	HP Inc.	444,971	16,241
*	ON Semiconductor Corp.	222,061	16,219
*	Datadog Inc. Class A	143,430	15,803
	CDW Corp.	69,602	15,564
	Corning Inc.	391,682	14,594
*	HubSpot Inc.	23,869	14,585
	NetApp Inc.	106,057	12,772
*	Western Digital Corp.	166,967	12,571
*	Atlassian Corp. Class A	79,833	12,523
*	Pinterest Inc. Class A	301,357	12,503
	Hewlett Packard Enterprise Co.	668,145	11,793
	Teradyne Inc.	79,350	11,184
*	PTC Inc.	58,985	10,396
*	Tyler Technologies Inc.	21,430	10,294
*	Cloudflare Inc. Class A	151,346	10,245
*	GoDaddy Inc. Class A	72,499	10,123
	Seagate Technology Holdings plc	107,469	10,020
*	MongoDB Inc.	34,855	8,228
*	Zoom Video Communications Inc. Class A	132,762	8,144
*	VeriSign Inc.	45,713	7,969
*	Zscaler Inc.	45,567	7,745
	Skyworks Solutions Inc.	81,870	7,586
*	Flex Ltd.	223,401	7,401
*	Check Point Software Technologies Ltd.	48,264	7,264
*	Akamai Technologies Inc.	76,899	7,093
	Gen Digital Inc. (XNGS)	285,192	7,081
*	Okta Inc.	78,704	6,979
	SS&C Technologies Holdings Inc.	111,886	6,943
*	DocuSign Inc.	104,132	5,700
*	F5 Inc.	30,429	5,142
*	EPAM Systems Inc.	28,626	5,093
*	Twilio Inc. Class A	87,148	5,002
*	Qorvo Inc.	50,396	4,958
	Amdocs Ltd.	59,250	4,681
*	Match Group Inc.	139,652	4,278
	Paycom Software Inc.	26,593	3,864
*	Dayforce Inc.	76,903	3,804
*	Unity Software Inc.	149,745	2,736
*	UiPath Inc. Class A	195,683	2,399
*,1	GLOBALFOUNDRIES Inc.	47,601	2,332
			8,121,001
Telecommunications (2.4%)
	Cisco Systems Inc.	2,089,442	97,159
	Verizon Communications Inc.	2,168,437	89,231
	Comcast Corp. Class A	2,029,839	81,254
	AT&T Inc.	3,689,022	67,214
	T-Mobile US Inc.	252,162	44,118
*	Arista Networks Inc.	129,162	38,445
	Motorola Solutions Inc.	85,100	31,054
*	Charter Communications Inc. Class A	51,877	14,895
	Juniper Networks Inc.	163,834	5,844
*	Liberty Global Ltd. Class C	100,705	1,719
*	Liberty Global Ltd. Class A	85,219	1,421
	Ubiquiti Inc.	2,165	310
			472,664

Vanguard® FTSE Social Index Fund
		Shares	Market Value ($000)
Utilities (0.4%)
	Waste Management Inc.	209,526	44,153
	Republic Services Inc.	106,373	19,699
	American Water Works Co. Inc.	100,343	13,122
			76,974
Total Common Stocks (Cost $10,369,260)			19,584,372
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 5.397% (Cost $34,302)	343,085	34,305
Total Investments (99.9%) (Cost $10,403,562)			19,618,677
Other Assets and Liabilities—Net (0.1%)			22,839
Net Assets (100%)			19,641,516
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,594,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,763,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	199	52,690	(27)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.